BUSINESS COMBINATION - Guizhou Huaren (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2018 CNY (¥)	May 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets
Intangible assets				¥ 0
Restricted cash				1,056,037	¥ 1,305,781
Liabilities
Contract liabilities				(1,638,826)	(1,579,322)
Investment income recognized under the equity method			$ 49,998	¥ 326,239	¥ 318,882	¥ (160,117)
Gain on previously held equity interest remeasured at acquisition-date fair value						748,086
Guizhou Huaren
BUSINESS COMBINATION
Registered capital		¥ 1,200,000
Equity interest acquired (as a percent)	40.00%	40.00%
Assets
Property, plant and equipment	¥ 2,194,095
Land use rights	109,320
Intangible assets	137
Other current assets	353,655
Inventories	220,718
Trade and notes receivables	250
Restricted cash	324,030
Cash and cash equivalents	673,587
Liabilities
Deferred tax liabilities	(58,299)
Interest bearing loans and borrowings	(1,680,000)
Contract liabilities	(2,562)
Other payables and accrued expenses	(345,562)
Trade and notes payables	(464,454)
Net assets	1,324,915
Non-controlling interests	794,949
Share of net assets acquired	529,966
Fair value of previously held equity interest	529,966
Initial investment cost	480,000
Investment income recognized under the equity method	(18,347)
Book value of the investment	461,653
Fair value of the investment	529,966
Gain on previously held equity interest remeasured at acquisition-date fair value	68,313
Cash and bank balances acquired	673,587
Net inflow of cash and cash equivalents included in cash flows from investing activities	¥ 673,587
Revenue						4,282,882
Profit for the year						34,639
Net cash flows						¥ (490,684)
Guizhou Huaren | Hangzhou Jinjiang
BUSINESS COMBINATION
Equity interest acquired (as a percent)		30.00%
Guizhou Huaren | Shareholder one
BUSINESS COMBINATION
Equity interest acquired (as a percent)		15.00%
Guizhou Huaren | Shareholder two
BUSINESS COMBINATION
Equity interest acquired (as a percent)		15.00%